11A CONVERTIBLE NOTES (Details) - 8% Convertible Unsecured Promissory Notes [Member]		9 Months Ended
	Mar. 07, 2017 USD ($)	Sep. 30, 2017
Debt Instrument [Line Items]
Stated interest rate	8.00%
Proceeds from sale of convertible note payable	$ 1,250,000
Number of accredited investors	4
Maturity date		Mar. 31, 2020
Interest rate in case of default	10.00%
Conversion price percentage		68.00%
Number of trading days		20